Interest income and interest expense (Tables)	12 Months Ended
Dec. 31, 2017
Interest income and interest expense
Schedule of interest income and interest expense

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Interest income:
Interest income in relation to nonrecourse securitization debt charged to JD Finance	26,024	371,579	702,147
Interest income in relation to loans provided to JD Finance	85,699	161,601	569,395
Interest income in relation to bank deposits, wealth management products and others	561,283	693,672	1,258,948

Total	673,006	1,226,852	2,530,490

Interest expense:
Interest expense in relation to nonrecourse securitization debt	(26,024)	(371,579)	(702,147)
Others	(46,571)	(246,988)	(261,595)

Total	(72,595)	(618,567)	(963,742)